Other expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other operating expense [Abstract]
Advertising and marketing	$ 337	$ 683	$ 785
Regulatory Fees	1,246	977	1,348
Rental - office premises and equipment	2,913	2,394	2,681
Administrative	6,391	6,846	7,468
Professional services	4,293	3,911	4,255
Maintenance and repairs	2,912	1,673	1,866
Other	379	322	129
Total	$ 18,471	$ 16,806	$ 18,532